Postretirement Benefits - Change in Benefit Obligations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Amounts recognized in the consolidated balance sheets consist of:
Pension liabilities	$ (34,935)		$ (35,172)	$ (28,126)
Pension Plan
Change in benefit obligations:
Beginning balance, Benefit obligations	133,152	$ 121,200	121,200	116,648
Service cost	512	474	1,894	2,509	$ 2,783
Interest cost	948	1,036	4,143	4,784	4,850
Actuarial loss			10,542	1,542
Benefits and administrative expenses paid			(4,627)	(4,283)
Ending balance, Benefit obligations			133,152	121,200	116,648
Change in plan assets:
Beginning balance, Fair value of plan assets	$ 97,980	$ 93,074	93,074	99,820
Actual return on plan assets			9,122	(3,566)
Employer contributions			411	1,103
Benefits and administrative expenses paid			(4,627)	(4,283)
Ending balance, Fair value of plan assets			97,980	93,074	$ 99,820
Funded status at end of period			(35,172)
Amounts recognized in the consolidated balance sheets consist of:
Pension liabilities			(35,172)	(28,126)
Net amount recognized			(35,172)	(28,126)
Amounts recognized in accumulated other comprehensive loss (before income taxes) consist of:
Net actuarial loss			(28,205)	(21,189)
Total loss recognized			$ (28,205)	$ (21,189)
Weighted-average assumptions used to determine pension benefit obligations at year end:
Discount rate			3.50%	4.20%